Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table and supporting graphics present information relating to executive compensation and financial performance measures for the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020, in satisfaction of Item 402(v) of Regulation S-K. Please see the Compensation Discussion & Analysis for an overview of Allient’s compensation programs.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	EBITDA (in thousands)(5)	Revenue (in thousands)	Adjusted Diluted Earnings Per Share(5)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(4)
2020	$3,425,573	$3,453,415	$743,587	$747,179	$105.71	$122.09	$13,643	$38,477	$366,694	$1.32
2021	$3,907,236	$6,191,856	$779,180	$1,038,750	$113.52	$141.78	$24,094	$44,456	$403,516	$1.60
2022	$4,663,141	$4,229,571	$786,565	$736,999	$108.64	$119.82	$17,389	$56,859	$502,988	$1.88
2023	$4,373,276	$3,534,648	$687,999	$498,841	$94.61	$167.88	$24,097	$67,151	$578,634	$2.30
2024	$2,907,581	$2,052,586	$560,134	$415,867	$76.38	$178.73	$13,166	$56,045	$529,968	$1.49

(1)	Principal Executive Officer (“PEO”) represents Richard S. Warzala, Chairman of the Board of Directors, President and Chief Executive Officer of the Company.
(2)
Named Executive Officers (“NEOs”) represents Michael R. Leach, Senior Vice President, Ashish R. Bendre, Vice President and President of Allient Orion Group, and Helmut D. Pirthauer, Vice President and President of Allient Dynamos Group for each of the years presented. Michael R. Leach retired in June 2024. In the years 2020-2024, Robert P. Maida, Senior Vice President and President of Allient Innovum Group was represented as an NEO. Robert P. Maida retired in September 2023. In 2023, Kenneth A. May, Chief Technology Officer was represented as an NEO. In 2024, James A. Michaud, Senior Vice President and Chief Financial Officer, and Stephen R. Warzala, Chief Growth Officer and President of Allient Defense Solutions were represented as NEOs.

(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

(4)	Value assumes $100 invested on December 31, 2019.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2020	$3,425,573	$2,429,647	$867,338	$1,590,151	$3,453,415
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571
2023	$4,373,276	$2,020,233	$(1,381,083)	$2,562,687	$3,534,648
2024	$2,907,581	$2,133,120	$(1,037,531)	$2,315,656	$2,052,586

Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2020	$743,587	$288,721	$150,173	$142,140	$747,179
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999
2023	$687,999	$197,592	$(220,897)	$229,331	$498,841
2024	$560,134	$207,219	$(68,083)	$131,035	$415,867

(5)	The Peer Group is disclosed in the “Peer Group Analysis” section and is further reflected in the Performance Graph of SEC Form 10-K, filed March 5, 2025.
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2025.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote
(1)	Principal Executive Officer (“PEO”) represents Richard S. Warzala, Chairman of the Board of Directors, President and Chief Executive Officer of the Company.
(2)
Named Executive Officers (“NEOs”) represents Michael R. Leach, Senior Vice President, Ashish R. Bendre, Vice President and President of Allient Orion Group, and Helmut D. Pirthauer, Vice President and President of Allient Dynamos Group for each of the years presented. Michael R. Leach retired in June 2024. In the years 2020-2024, Robert P. Maida, Senior Vice President and President of Allient Innovum Group was represented as an NEO. Robert P. Maida retired in September 2023. In 2023, Kenneth A. May, Chief Technology Officer was represented as an NEO. In 2024, James A. Michaud, Senior Vice President and Chief Financial Officer, and Stephen R. Warzala, Chief Growth Officer and President of Allient Defense Solutions were represented as NEOs.

Peer Group Issuers, Footnote
(5)	The Peer Group is disclosed in the “Peer Group Analysis” section and is further reflected in the Performance Graph of SEC Form 10-K, filed March 5, 2025.

PEO Total Compensation Amount	$ 2,907,581	$ 4,373,276	$ 4,663,141	$ 3,907,236	$ 3,425,573
PEO Actually Paid Compensation Amount	$ 2,052,586	3,534,648	4,229,571	6,191,856	3,453,415
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Summary Compensation Table Total for PEO	Minus: Stock Awards Total in Summary Compensation Table for PEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to PEO
2020	$3,425,573	$2,429,647	$867,338	$1,590,151	$3,453,415
2021	$3,907,236	$1,648,214	$1,300,034	$2,632,800	$6,191,856
2022	$4,663,141	$2,688,339	$(14,749)	$2,269,518	$4,229,571
2023	$4,373,276	$2,020,233	$(1,381,083)	$2,562,687	$3,534,648
2024	$2,907,581	$2,133,120	$(1,037,531)	$2,315,656	$2,052,586

Non-PEO NEO Average Total Compensation Amount	$ 560,134	687,999	786,565	779,180	743,587
Non-PEO NEO Average Compensation Actually Paid Amount	$ 415,867	498,841	736,999	1,038,750	747,179
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid represents the amounts presented in the Summary Compensation Table, modified to adjust the amounts included for equity awards. These modifications are valuation adjustments of Restricted Stock awards, revalued to show the change in fair value as of the reporting date. For detailed reconciliation, please see the tables presented below.

Year	Average Summary Compensation Table Total for NEOs	Minus: Stock Awards Total in Summary Compensation Table for NEO	Plus: Year-over-year change in Fair Value of Outstanding and Unvested Equity Awards	Plus: Fair Value as of the Vesting Date of Equity Awards that Vested during the Year	Compensation Actually Paid to NEOs
2020	$743,587	$288,721	$150,173	$142,140	$747,179
2021	$779,180	$168,090	$130,416	$297,244	$1,038,750
2022	$786,565	$221,130	$(66,237)	$237,801	$736,999
2023	$687,999	$197,592	$(220,897)	$229,331	$498,841
2024	$560,134	$207,219	$(68,083)	$131,035	$415,867

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures for Linking Executive Compensation to Company Performance

Total Shareholder Return
Net Income
EBITDA
Revenue
Adjusted Diluted Earnings Per Share
Allient has provided the above key performance metrics in our tabular and graphical Pay versus Performance information as shown above. In addition to the key performance metrics listed, the Company utilizes several additional metrics, both financial and non-financial, in determination of compensation for the Principal Executive Officer and Named Executive Officers.

Total Shareholder Return Amount	$ 76.38	94.61	108.64	113.52	105.71
Peer Group Total Shareholder Return Amount	$ 178.73	$ 167.88	$ 119.82	$ 141.78	$ 122.09
Company Selected Measure Amount | $ / shares	1.49	2.3	1.88	1.6	1.32
PEO Name	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala	Richard S. Warzala
Net Income (Loss) Available to Common Stockholders, Basic	$ 13,166,000	$ 24,097,000	$ 17,389,000	$ 24,094,000	$ 13,643,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	56,045,000	67,151,000	56,859,000	44,456,000	38,477,000
Name	EBITDA
Non-GAAP Measure Description
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2025.

Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	529,968,000	578,634,000	502,988,000	403,516,000	366,694,000
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description
(6)
EBITDA, or earnings before interest expense, tax expense (provision), depreciation, and amortization, and Adjusted Diluted Earnings Per Share, are non-GAAP measures, which management believes are important in evaluating the operating results of the Company. EBITDA and Adjusted Diluted Earnings Per Share are non-GAAP financial metrics linked to the annual cash incentive plan. The reconciliation of such is available in the Management’s Discussion & Analysis section of SEC Form 10-K, filed March 5, 2025.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,133,120)	$ (2,020,233)	$ (2,688,339)	$ (1,648,214)	$ (2,429,647)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,531)	(1,381,083)	(14,749)	1,300,034	867,338
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,315,656	2,562,687	2,269,518	2,632,800	1,590,151
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,219)	(197,592)	(221,130)	(168,090)	(288,721)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,083)	(220,897)	(66,237)	130,416	150,173
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 131,035	$ 229,331	$ 237,801	$ 297,244	$ 142,140